Pension, Savings, And Other Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2017
Retirement Benefits [Abstract]
Schedule of Actuarial Assumptions Used
The actuarial assumptions used in the defined benefit pension plans and other employee benefit plans were as follows:

	Benefit Obligations			Net Periodic Benefit Cost
	2017	2016	2015	2017	2016	2015
Discount rate
Qualified pension	3.76%	4.39%	4.68%	4.37%	4.69%	4.30%
Nonqualified pension	3.59%	4.07%	4.33%	4.07%	4.34%	4.00%
Other nonqualified pension	3.19%	3.39%	3.57%	3.39%	3.57%	3.35%
Postretirement benefits	3.37% - 3.87%	3.67% - 4.57%	3.76% - 4.87%	3.68% - 4.57%	3.84% - 4.87%	3.45% - 4.45%
Expected long-term rate of return
Qualified pension/ postretirement benefits	4.20%	4.50%	6.00%	4.50%	6.00%	5.85%
Postretirement benefit (retirees post January 1, 1993)	5.95%	6.00%	6.15%	6.00%	6.15%	6.35%
Postretirement benefit (retirees prior to January 1, 1993)	2.15%	2.15%	2.10%	2.15%	2.10%	2.30%

Schedule of Plan's Benefit Obligations and Plan Assets
The following tables set forth the plans’ benefit obligations and plan assets for 2017 and 2016:

(Dollars in thousands)	Total Pension Benefits		Other Benefits
	2017	2016	2017	2016
Change in benefit obligation
Benefit obligation, beginning of year	$804,542	$816,529	$35,403	$33,166
Service cost	37	39	107	110
Interest cost	29,380	31,216	1,305	1,292
Actuarial (gain)/loss	63,876	12,733	3,733	2,110
Actual benefits paid (a)	(56,951)	(55,975)	(986)	(1,275)
Benefit obligation, end of year	$840,884	$804,542	$39,562	$35,403
Change in plan assets
Fair value of plan assets, beginning of year	$778,872	$638,169	$16,717	$16,128
Actual return on plan assets	84,534	27,448	2,458	991
Employer contributions	4,789	169,230	564	873
Actual benefits paid – settlement payments	—	—	(986)	(1,275)
Actual benefits paid – other payments	(56,951)	(55,975)	—	—
Fair value of plan assets, end of year	$811,244	$778,872	$18,753	$16,717
Funded status of the plans	$(29,640)	$(25,670)	$(20,809)	$(18,686)
Amounts recognized in the Statements of Condition
Other assets	$11,238	$18,104	$15,254	$13,050
Other liabilities	(40,878)	(43,774)	(36,063)	(31,736)
Net asset/(liability) at end of year	$(29,640)	$(25,670)	$(20,809)	$(18,686)

(a)	2017 and 2016 amounts are higher than historical trends due to the settlements of certain terminated, vested participants in the qualified pension plan that occurred during these years.

Schedule of Components of Net Periodic Benefit Cost
The components of net periodic benefit cost for the plan years 2017, 2016 and 2015 are as follows:

(Dollars in thousands)	Total Pension Benefits			Other Benefits
	2017	2016	2015	2017	2016	2015
Components of net periodic benefit cost
Service cost	$37	$39	$40	$107	$110	$146
Interest cost	29,380	31,216	36,424	1,305	1,292	1,413
Expected return on plan assets	(36,015)	(39,123)	(37,516)	(947)	(913)	(956)
Amortization of unrecognized:
Prior service cost/(credit)	52	196	333	95	170	(830)
Actuarial (gain)/loss	9,521	8,141	10,103	(567)	(810)	(1,014)
Net periodic benefit cost	2,975	469	9,384	(7)	(151)	(1,241)
ASC 715 curtailment (income) (a)	—	—	—	—	—	(8,283)
ASC 715 settlement expense	43	—	—	—	—	—
Total periodic benefit costs	$3,018	$469	$9,384	$(7)	$(151)	$(9,524)

(a)
In 2015, an announced revision to the retiree medical plan triggered curtailment accounting. In accordance with its practice, FHN performed a remeasurement of the plan in conjunction with the curtailment and realized a curtailment gain.

Schedule of Defined Benefit Plan Balances Reflected in AOCI on Pre-tax Basis
Balances reflected in accumulated other comprehensive income on a pre-tax basis for the years ended December 31, 2017 and 2016 consist of:

(Dollars in thousands)	Total Pension Benefits		Other Benefits
	2017	2016	2017	2016
Amounts recognized in accumulated other comprehensive income
Prior service cost/(credit)	$—	$52	$—	$95
Net actuarial (gain)/loss	385,517	379,724	(5,093)	(8,076)
Total	$385,517	$379,776	$(5,093)	$(7,981)

Schedule of Changes in Plan Assets and Benefit Obligation Recognized in Other Comprehensive Income on Pre-tax Basis
The pre-tax amounts recognized in other comprehensive income during 2017 and 2016 were as follows:

(Dollars in thousands)	Total Pension Benefits		Other Benefits
	2017	2016	2017	2016
Changes in plan assets and benefit obligation recognized in other comprehensive income
Net actuarial (gain)/loss arising during measurement period	$15,357	$24,408	$2,222	$2,032
Items amortized during the measurement period:
Prior service credit/(cost)	(52)	(196)	(95)	(170)
Net actuarial gain/(loss)	(9,521)	(8,141)	567	810
Total recognized in other comprehensive income	$5,784	$16,071	$2,694	$2,672

Schedule of Expected Benefit Payments
The following table provides detail on expected benefit payments, which reflect expected future service, as appropriate:

(Dollars in thousands)	Pension Benefits	Other Benefits
2018	$36,117	$2,543
2019	38,554	1,590
2020	40,784	1,647
2021	42,536	1,710
2022	43,381	1,775
2023-2027	234,305	9,963

Schedule of Fair Value of Pension Plan Assets
The fair value of FHN’s pension plan assets at December 31, 2017 and 2016, by asset category classified using the Fair Value measurement hierarchy is shown in the table below. See Note 24 – Fair Value of Assets and Liabilities for more details about Fair Value measurements.

(Dollars in thousands)	December 31, 2017
	Level 1	Level 2	Level 3	Total
Cash equivalents and money market funds	$21,152	$—	$—	$21,152
Fixed income securities:
U.S. treasuries	—	27,173	—	27,173
Corporate, municipal and foreign bonds	—	762,919	—	762,919
Total	$21,152	$790,092	$—	$811,244

(Dollars in thousands)	December 31, 2016
	Level 1	Level 2	Level 3	Total
Cash equivalents and money market funds	$23,815	$—	$—	$23,815
Fixed income securities:
U.S. treasuries	—	30,576	—	30,576
Corporate, municipal and foreign bonds	—	505,374	—	505,374
Common and collective funds:
Fixed income	—	219,107	—	219,107
Total	$23,815	$755,057	$—	$778,872

Schedule of Fair Value of Retiree Medical Plan Assets
The fair value of FHN’s retiree medical plan assets at December 31, 2017 and 2016 by asset category are as follows:

(Dollars in thousands)	December 31, 2017
	Level 1	Level 2	Level 3	Total
Cash equivalents and money market funds	$364	$—	$—	$364
Mutual funds:
Equity mutual funds	11,402	—	—	11,402
Fixed income mutual funds	6,987	—	—	6,987
Total	$18,753	$—	$—	$18,753

(Dollars in thousands)	December 31, 2016
	Level 1	Level 2	Level 3	Total
Cash equivalents and money market funds	$626	$—	$—	$626
Mutual funds:
Equity mutual funds	10,443	—	—	10,443
Fixed income mutual funds	5,648	—	—	5,648
Total	$16,717	$—	$—	$16,717